July 24, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:      Office of Filings, Information & Consumer Service

Re:	Smead Funds Trust (the “Trust”)

Securities Act File No. 333-197810

Investment Company Act File No. 811-22985

Dear Sir or Madam:

As administrator for the Trust, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, transmitted herewith for filing is an interactive data file in the manner provided by Rule 405(b)(2) of Regulation S-T and General Instruction C.3.(g) of Form N-1A, containing the risk/return summary information provided in the Supplement dated July 14, 2020 to the currently effective prospectus for the Smead Value Fund filed pursuant to Rule 497(e) under the 1933 Act.

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President

cc:	S. LeMire